Nov. 01, 2018

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 19, 2018

to the Summary Prospectuses and Prospectuses

dated November 1, 2018, as supplemented

Changes to Investment Advisory Agreement for the JPMorgan U.S. Large Cap Core Plus Fund: The Board of Trustees has approved changes to the Investment Advisory Agreement of the JPMorgan Large Cap Core Plus Fund (the “Fund”) as set forth below. As a result, effective immediately, the management fee for the Fund, which is currently 0.80%, is changed to 0.70%.

In connection with this change, the “Risk/Return Summary — Annual Fund Operating Expenses” and “Risk/Return Summary — Example” sections will be replaced as follows:

For the Class A, Class C and Class I Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees[1]	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.21	1.20	1.20
Dividend Expenses on Short Sales	0.85	0.85	0.85
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.11	0.10	0.10

Total Annual Fund Operating Expenses	2.16	2.65	1.90
Fee Waivers and Expense Reimbursements[2]	(0.21)	(0.20)	(0.20)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.95	2.45	1.70

1	Effective November 19, 2018, the Management Fee was contractually reduced from 0.80% to 0.70%.
2
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10%, 1.60% and 0.85% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	713	1,146	1,605	2,871
CLASS C SHARES ($)	348	804	1,387	2,969
CLASS I SHARES ($)	173	578	1,008	2,206

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	713	1,146	1,605	2,871
CLASS C SHARES ($)	248	804	1,387	2,969
CLASS I SHARES ($)	173	578	1,008	2,206

For the Class R2, Class R5 and Class R6 Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	1.22	1.05	0.94
Dividend Expenses on Short Sales	0.85	0.85	0.85
Service Fees	0.25	0.10	NONE
Remainder of Other Expenses	0.12	0.10	0.09

Total Annual Fund Operating Expenses	2.42	1.75	1.64
Fee Waivers and Expense Reimbursements[2]	(0.12)	(0.10)	(0.09)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	2.30	1.65	1.55

1	Effective November 19, 2018, the Management Fee was contractually reduced from 0.80% to 0.70%.
2
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.45%, 0.80% and 0.70% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	233	743	1,280	2,747
CLASS R5 SHARES ($)	168	541	940	2,054
CLASS R6 SHARES ($)	158	508	883	1,936

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUSES FOR FUTURE REFERENCE